Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Amount due from related parties-current

	As of December 31,
	2016	2017
Hunan Qindao Network Media Technology Co., Ltd. (ii)	$—	$5,143
Hangzhou Alimama Technology Co., Ltd.	2	—
Guangzhou UC Network Technology Co., Ltd.	5	—
Guangzhou Aijiuyou Informational Technology Co., Ltd.	81	—

Total	$88	$5,143

(ii)	The amount of $5,143 as of December 31, 2017 represented the advance payment of revenue sharing of live video service made to Hunan Qindao Network Media Technology Co., Ltd.

(2)	Amount due to related parties - current

	As of December 31,
	2016	2017
Amount due to ordinary shareholders (iii)	$5,862	$5,775
Hunan Qindao Cultural Spread Ltd.	1,281	—
Alibaba Cloud Computing Ltd.	629	—
Shanghai Touch Future Network Technology Co., Ltd.	229	—
Taobao (China) Software Co., Ltd.	116	—
Others	—	29

Total	$8,117	$5,804

(iii)	The amounts of $5,862 and $5,775 as of December 31, 2016 and 2017 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 11 for repurchase of ordinary shares.

(3)	Sales to related parties

	For the years ended December 31,
	2015	2016	2017
Hangzhou Yihong Advertisement Co., Ltd. (iv)	$—	$—	$2,614
Hangzhou Alimama Technology Co., Ltd. (iv)	6,002	42	342
Guangzhou Aijiuyou Informational Technology Co., Ltd. (v)	—	400	184
Zhejiang Tmall Technology Co., Ltd. (iv)	—	820	74
Shanghai Xisue Network Technology Co., Ltd.	—	922	—
Taobao (China) Software Co., Ltd. (iv)	—	249	—
Others	—	9	2

Total	$6,002	$2,442	$3,216

(iv)	The sales to related parties represented mobile marketing services provided.

(v)	The sales to related parties represented mobile game revenue generated through those game operating companies.

(4)	Purchase from related parties

	For the years ended December 31,
	2015	2016	2017
Hunan Qindao Network Media Technology Co., Ltd. (vi)	$—	$—	$20,639
Alibaba Cloud Computing Ltd. (vii)	322	3,360	11,060
Hunan Qindao Cultural Spread Ltd. (vi)	—	3,929	9,131
Taobao (China) Software Co., Ltd.	—	323	338
Guangzhou Jianyue Information Technology Co., Ltd.	—	—	119
Shanghai Touch future Network Technology Co., Ltd.	—	347	—

Total	$322	$7,959	$41,287

(vi)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Hunan Qindao Cultural Spread Ltd. represent the revenue sharing with broadcaster agencies of live video service.

(vii)	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.